UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2005
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        October 25, 2005

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 9-30-05
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     72
Form 13F Information Table Value Total:     $115,579,507

List of Other Included Managers: None

Name of Issuer                       Class   Cusip        Market   Shares Inv Auth Mngr  Voting Auth

												None
3M Co.                               Common  88579Y101      2318690  31607    Sole             31607
Abbott Laboratories                  Common  002824100       214714   5064    Sole              5064
Affymetrix                           Common  00826T108      1155750  25000    Sole             25000
American International Group         Common  026874107       272128   4392    Sole              4392
American Tower Systems Class A       Common  029912201      2719799 109010    Sole            109010
Anadarko Petroleum                   Common  032511107       598437   6250    Sole              6250
Automatic Data Processing, Inc.      Common  053015103      2905200  67500    Sole             67500
BP P.L.C.                            Common  055622104      4520655  63806    Sole             63806
Bank of America Corp.                Common  060505104      1040880  24724    Sole             24724
Bellsouth Corp                       Common  079860102       327172  12440    Sole             12440
Berkshire Hathaway, Inc.Class B      Common  084670207       456077    167    Sole               167
Burlington Resources                 Common  122014103      4656708  57264    Sole             57264
Chevron Corp.                        Common  166764100       388574   6003    Sole              6003
Chubb Corp                           Common  171232101      4011571  44797    Sole             44797
Citigroup                            Common  172967101       455928  10016    Sole             10016
Clorox Company                       Common  189054109      3709517  66790    Sole             66790
Coca Cola                            Common  191216100       438378  10150    Sole             10150
Colgate Palmolive                    Common  194162103      2597690  49208    Sole             49208
ConocoPhillips                       Common  20825C104       815850  11670    Sole             11670
Constellation Energy Group Inc       Common  210371100       200200   3250    Sole              3250
Dow Chemical                         Common  260543103      3237778  77700    Sole             77700
DuPont                               Common  263534109       374857   9570    Sole              9570
Electronic Data Systems              Common  285661104      2564892 114300    Sole            114300
Eli Lilly & Company                  Common  532457108       693084  12950    Sole             12950
Emerson Electric Co.                 Common  291011104      1335480  18600    Sole             18600
Exxon Mobil Corp.                    Common  30231G102      5132261  80772    Sole             80772
FPL Group Inc                        Common  302571104       252280   5300    Sole              5300
Fannie Mae                           Common  313586109       255474   5700    Sole              5700
Forest Labs Inc.                     Common  345838106       232495   5966    Sole              5966
General Electric                     Common  369604103      2610166  77522    Sole             77522
General Mills, Inc.                  Common  370334104       202440   4200    Sole              4200
Gillette                             Common  375766102      4845266  83252    Sole             83252
Hartford Financial Services Group    Common  416515104      2989026  38733    Sole             38733
Health Care Property Investors Inc.  Common  421915109       215920   8000    Sole              8000
Heartland Express Inc.               Common  422347104       690880  34000    Sole             34000
Home Depot                           Common  437076102      2032862  53300    Sole             53300
Hubbell Inc. Class B                 Common  443510201       380133   8100    Sole              8100
Intel Corp.                          Common  458140100       480281  19484    Sole             19484
International Business Machines      Common  459200101      1027458  12808    Sole             12808
International Flavors & Fragrances   Common  459506101      3866940 108500    Sole            108500
Internet Security Systems, Inc.      Common  46060X107      1572655  65500    Sole             65500
J.P. Morgan Chase                    Common  46625H100       930598  27427    Sole             27427
Johnson & Johnson                    Common  478160104      2604099  41152    Sole             41152
McGraw-Hill Cos.                     Common  580645109       406707   8466    Sole              8466
Medco Health Solutions               Common  58405U102      1720401  31377    Sole             31377
Medtronic Inc.                       Common  585055106       458451   8550    Sole              8550
Merck                                Common  589331107      3360217 123492    Sole            123492
Microsoft                            Common  594918104       286992  11154    Sole             11154
National City Corp.                  Common  635405103       479061  14326    Sole             14326
Newmont Mining Corp                  Common  651639106      3686335  78150    Sole             78150
Northern Trust Corp.                 Common  665859104      3428099  67816    Sole             67816
PepsiCo                              Common  713448108      2926803  51610    Sole             51610
Pfizer, Inc                          Common  717081103       794396  31814    Sole             31814
Procter & Gamble                     Common  742718109      1367580  23000    Sole             23000
Progress Energy, Inc.                Common  743263105      1319543  29487    Sole             29487
Questar Corp.                        Common  748356102      2952020  33500    Sole             33500
Royal DutchShell Class A ADR         Common  780257804       569033   8669    Sole              8669
SBC Communications                   Common  78387G103       269734  11253    Sole             11253
Schlumberger Ltd                     Common  806857108       843800  10000    Sole             10000
Sigma Aldrich                        Common  826552101      2842342  44370    Sole             44370
St. Joe Paper Co.                    Common  790148100       224820   3600    Sole              3600
Staples, Inc.                        Common  855030102      2324136 109012    Sole            109012
Sun Microsystems, Inc.               Common  866810104       784821 199700    Sole            199700
Sysco                                Common  871829107       218837   6976    Sole              6976
Teco Energy Inc                      Common  872375100       200022  11100    Sole             11100
The Scotts Company                   Common  810186106      4084348  46450    Sole             46450
Time Warner, Inc.                    Common  887317105      1517618  83800    Sole             83800
Verizon Communications               Common  92343V104       758179  23193    Sole             23193
Wachovia Corp.                       Common  929903102       813789  17100    Sole             17100
Walgreen Company                     Common  931422109       466653  10740    Sole             10740
Weyerhaeuser Co                      Common  962166104       733150  10664    Sole             10664
Wyeth                                Common  983024100      3410377  73706    Sole             73706
                                                          115579507


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